Organization and basis of financial statements - VIE (Details) - USD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Variable Interest Entity [Line Items]
VIE contribution as a percentage of consolidated revenues	100.00%	100.00%
Contract price exceeding the limit to be called for major contract	$ 100,000
VIE contribution as a percentage of consolidated total assets	100.00%	100.00%
VIE contribution as a percentage of consolidated total liabilities	100.00%	100.00%
Current assets:
Cash and cash equivalents	$ 11,931,714	$ 10,362,283
Accounts receivable, net	78,785	451,132
Prepayments and other current assets	1,963,102	902,811
Total current assets	13,973,601	11,716,226
Non-current assets
Property and equipment, net	12,324,125	14,022,240
Intangible assets, net	19,294,740	17,799,207
Long-term prepayments and other non-current assets	97,035	0
Total non-current assets	31,715,900	31,821,447
TOTAL ASSETS	45,689,501	43,537,673
Current liabilities
Accounts payable	249,086	10,025
Taxes payable	543,600	375,337
Other payables	227,525	151,545
Deferred revenue-current	16,736,365	15,308,898
Total current liabilities	17,756,576	15,845,805
Non-current liabilities
Deferred revenue-noncurrent	50,877	8,672,836
Total non-current liabilities	50,877	8,672,836
TOTAL LIABILITIES	17,807,453	24,518,641
Revenue	28,601,071	24,668,840	$ 14,910,543
Net profit	9,975,225	8,675,058	6,009,968
Net cash generated from operating activities	11,480,117	20,292,760	16,952,108
Net cash used in investing activities	(10,401,263)	(15,746,284)	(15,073,518)
Net cash generated from financing activities	0	0	0
Effects of foreign currency translation	490,577	919,740	(1,030,294)
Net increase in cash and cash equivalents	1,569,431	5,466,216	848,296
Variable Interest Entity, Primary Beneficiary [Member]
Current assets:
Cash and cash equivalents	11,931,714	10,362,283
Accounts receivable, net	78,785	451,132
Prepayments and other current assets	1,961,350	900,968
Total current assets	13,971,849	11,714,383
Non-current assets
Property and equipment, net	12,324,125	14,022,240
Intangible assets, net	19,294,740	17,799,207
Long-term prepayments and other non-current assets	97,035	0
Total non-current assets	31,715,900	31,821,447
TOTAL ASSETS	45,687,749	43,535,830
Current liabilities
Accounts payable	249,086	10,025
Taxes payable	543,600	375,337
Other payables	227,525	151,545
Deferred revenue-current	16,736,365	15,308,898
Total current liabilities	17,756,576	15,845,805
Non-current liabilities
Deferred revenue-noncurrent	50,877	8,672,836
Total non-current liabilities	50,877	8,672,836
TOTAL LIABILITIES	17,807,453	24,518,641
Revenue	28,601,071	24,668,840	14,910,543
Net profit	9,975,225	8,675,058	6,009,968
Net cash generated from operating activities	11,480,117	20,292,760	16,952,108
Net cash used in investing activities	(10,401,263)	(15,746,284)	(15,073,518)
Effects of foreign currency translation	490,577	919,740	(1,030,294)
Net increase in cash and cash equivalents	1,569,431	$ 5,466,216	$ 848,296
Variable Interest Entity, Primary Beneficiary [Member] | Asset Not Pledged as Collateral [Member]
Non-current assets
TOTAL ASSETS	$ 0